CONSOLIDATED BALANCE SHEETS PARENTHETICAL (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Available for Sale at Fair value - Amortized cost	$ 20,270,734	$ 19,559,432
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	10,000,000	10,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	140,000,000	140,000,000
Common stock shares issued	79,137,758	79,137,758
Common stock shares outstanding	70,768,218	73,927,331
Treasury Shares Held	8,369,540	5,210,427
Allowances for Loan and Lease Losses, Real Estate	$ 10,106	$ 11,580